Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	ACTIVE ASSETS GOVERNMENT TRUST
Central Index Key	0001165382
Amendment Flag	false
Document Creation Date	Oct. 31, 2016
Document Effective Date	Oct. 31, 2016
Prospectus Date	Oct. 31, 2016
ACTIVE ASSETS GOVERNMENT TRUST | ACTIVE ASSETS GOVERNMENT TRUST
Prospectus:
Trading Symbol	aisxx